LOANS RECEIVABLE (Scheduled Of Movement In Allowance For Doubtful Accounts Of Loans Receivable) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Movement in allowance for doubtful accounts:
Balance at beginning of period
Additional provision charged to expenses	$ 5,130
Direct write-downs charged against the allowance
Foreign currency translation adjustments
Balance at end of period	$ 5,130